Employee Benefit Plan, Reconciliation of Financial Statement to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of net assets available for benefits as of December 31, 2025 and 2024, as reported in the accompanying financial statements, to Schedule H on the Plan’s Form 5500 (dollars in thousands):

	2025	2024
Net assets available for benefits per the financial statements	$4,930,457	$4,342,909
Participant loans in default - deemed distributions	(1,250)	(1,048)
Net assets available for benefits per Form 5500	$4,929,207	$4,341,861
The following is a reconciliation of the net increase in net assets available for benefits for the years ended December 31, 2025 and 2024, as reported in the accompanying financial statements, to Schedule H on the Plan’s Form 5500 (dollars in thousands):

	2025	2024
Net increase in net assets per the financial statements	$580,813	$650,697
Increase in participant loans in default - deemed distributions	(202)	(217)
Net increase in net assets per Form 5500	$580,611	$650,480